Borrowings (Tables)	6 Months Ended
Sep. 30, 2021
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Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year)
Borrowings at September 30, 2021 and March 31, 2021 consisted of the following:

	At September 30, 2021	At March 31, 2021

	(In millions)
Unsubordinated borrowings	¥18,338,627	¥17,565,291
Subordinated borrowings	249,877	249,833
Liabilities associated with securitization transactions	1,216,510	1,227,590
Lease liabilities	360,565	380,641

Total borrowings	¥20,165,579	¥19,423,355